Trade Receivables, Net (Details) - Schedule of trade receivable - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Schedule of trade receivable [Abstract]
Trade receivables	$ 4,939,568	$ 5,468,911
Allowance for doubtful accounts
Trade receivables, net	$ 4,939,568	$ 5,468,911